Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-37908
Entity Registrant Name	Camping World Holdings, Inc.
Entity Central Index Key	0001669779
Entity Tax Identification Number	81-1737145
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Marriott Dr.
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	808-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	CWH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false